UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21519
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 122.2%(1)

Security	Shares	Value

Aerospace & Defense — 4.9%
Lockheed Martin Corp.	79,000	$6,481,160
Raytheon Co.	85,000	4,302,700

		$10,783,860

Auto Components — 1.2%
Johnson Controls, Inc.	205,000	$2,564,550

		$2,564,550

Chemicals — 2.7%
Potash Corp. of Saskatchewan, Inc.	80,000	$5,988,800

		$5,988,800

Commercial Banks — 0.9%
Wells Fargo & Co.	107,000	$2,022,300

		$2,022,300

Commercial Services & Supplies — 2.0%
Waste Management, Inc.	138,000	$4,304,220

		$4,304,220

Computers & Peripherals — 4.2%
International Business Machines Corp.	100,000	$9,165,000

		$9,165,000

Diversified Telecommunication Services — 8.4%
AT&T, Inc.	350,000	$8,617,000
Koninklijke (Royal) KPN NV	470,726	6,265,618
Telefonos de Mexico SA de CV ADR	200,000	3,542,000

		$18,424,618

Electric Utilities — 8.3%
Endesa SA	90,502	$2,787,371
Entergy Corp.	75,000	5,727,000
Exelon Corp.	130,000	7,048,600
Iberdrola SA	350,000	2,724,691

		$18,287,662

Energy Equipment & Services — 2.3%
Halliburton Co.	300,000	$5,175,000

		$5,175,000

Food & Staples Retailing — 1.9%
Tesco PLC	800,000	$4,134,454

		$4,134,454

Food Products — 3.9%
Nestle SA ADR	250,000	$8,612,500

		$8,612,500

Security	Shares	Value

Gas Utilities — 1.3%
GDF Suez	75,000	$2,869,444

		$2,869,444

Health Care Equipment & Supplies — 1.2%
Covidien, Ltd.	70,000	$2,683,800

		$2,683,800

Household Products — 2.0%
Kimberly-Clark de Mexico SA de CV	1,375,000	$4,488,491

		$4,488,491

Industrial Conglomerates — 2.4%
Siemens AG	95,000	$5,349,639

		$5,349,639

Insurance — 5.1%
ACE, Ltd.	100,000	$4,366,000
Allianz SE ADR	385,000	3,207,050
Travelers Companies Inc. (The)	92,000	3,554,880

		$11,127,930

Machinery — 2.7%
Caterpillar, Inc.	100,000	$3,085,000
Deere & Co.	75,000	2,605,500
Kubota Corp.	43,000	233,871

		$5,924,371

Media — 6.1%
Comcast Corp., Class A	431,747	$6,325,094
Vivendi	275,000	7,084,180

		$13,409,274

Metals & Mining — 8.5%
Anglo American PLC ADR	227,500	$2,054,325
BHP Billiton, Ltd. ADR	130,000	4,880,200
Companhia Vale do Rio Doce ADR	470,000	6,631,700
ThyssenKrupp AG	249,421	5,061,690

		$18,627,915

Oil, Gas & Consumable Fuels — 22.4%
Chevron Corp.	140,000	$9,872,800
Enbridge, Inc.	300,000	9,840,000
Exxon Mobil Corp.	112,000	8,565,760
Occidental Petroleum Corp.	105,000	5,727,750
StatoilHydro ASA	425,000	7,322,550
Total SA ADR	160,000	7,964,800

		$49,293,660

Pharmaceuticals — 12.5%
AstraZeneca PLC ADR	140,000	$5,394,200
Bristol-Myers Squibb Co.	450,000	9,634,500
Novartis AG ADR	82,538	3,405,518
Pfizer, Inc.	340,000	4,957,200
Roche Holding AG	30,000	4,211,541

		$27,602,959

Real Estate Investment Trusts (REITs) — 6.9%
AvalonBay Communities, Inc.	41,264	$2,137,911
Boston Properties, Inc.	40,000	1,732,000
Federal Realty Investment Trust	50,000	2,531,500
Plum Creek Timber Co., Inc.	175,000	5,384,750
Rayonier, Inc.	112,500	3,312,000

		$15,098,161

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.5%
VF Corp.	100,000	$5,602,000

		$5,602,000

Tobacco — 5.7%
Imperial Tobacco Group PLC	120,000	$3,281,343
Philip Morris International, Inc.	250,000	9,287,500

		$12,568,843

Wireless Telecommunication Services — 2.2%
Rogers Communications, Inc., Class B	171,326	$4,831,358

		$4,831,358

Total Common Stocks (identified cost $263,229,259)		$268,940,809

Preferred Stocks — 19.8%

Security	Shares	Value

Commercial Banks — 10.1%
Abbey National Capital Trust I, 8.963%(2)	1,500	$987,397
ABN AMRO North America Capital Funding Trust, 6.968%(2)(3)	950	411,766
Barclays Bank PLC, 8.55%(2)(3)	3,500	1,614,410
BBVA International Preferred SA Unipersonal, 5.919%(1)(2)	1,000	339,842
BNP Paribas, 7.195%(2)(3)	25	1,394,285
BNP Paribas Capital Trust, 9.003%(2)(3)	4,000	2,273,352
Citigroup Inc., Series AA, 8.125%(1)	66,000	613,800
Credit Agricole SA/London, 6.637%(2)(3)	1,100	556,128
DB Contingent Capital Trust II, 6.55%(1)	25,000	335,250
Den Norske Bank, 7.729%(2)(3)	3,600	2,325,280
HSBC Capital Funding LP, 9.547%(2)(3)	7,000	5,447,673
JPMorgan Chase & Co., 7.90%(2)	2,500	1,955,170
Landsbanki Islands HF, 7.431%(2)(3)(4)	2,150	1,290
Lloyds Banking Group PLC, 6.657%(2)(3)	1,900	383,988
PNC Financial Services Group, Inc., 9.875%(2)	90,000	1,885,50
Royal Bank of Scotland Group PLC, 7.25%(1)	26,852	153,056
Royal Bank of Scotland Group PLC, 7.64%(2)	9	162,788
Santander Finance Unipersonal, 6.50%(1)	58,500	1,003,275
Standard Chartered PLC, 6.409%(2)(3)	11	362,730

		$22,206,980

Diversified Financial Services — 0.9%
Bank of America Corp., 6.625%	46,000	$484,380
Bank of America Corp., 6.70%	58,000	582,900
CoBank, 11.00%	20,000	914,870

		$1,982,150

Food Products — 0.5%
Dairy Farmers of America, 7.875%(3)	18,500	$1,023,860

		$1,023,860

Insurance — 5.8%
Aegon NV, 6.375%(1)	95,000	$1,139,050
Arch Capital Group, Ltd., Series B, 7.875%(1)	15,000	312,450
AXA SA, 6.379%(2)(3)	500	220,663
AXA SA, 6.463%(2)(3)	4,400	1,969,062
Endurance Specialty Holdings, Ltd., 7.75%(1)	14,750	239,245
ING Capital Funding Trust III, 8.439%(2)	1,200	549,539
ING Groep NV, 8.50%(1)	100,000	1,475,000
MetLife, Inc., 6.50%(1)	100,000	1,720,000

Security	Shares	Value

PartnerRe, Ltd., 6.50%(1)	20,000	$377,600
Prudential PLC, 6.50%	2,600	1,268,631
RenaissanceRe Holdings, Ltd., 6.08%(1)	113,000	1,761,670
Zurich Regcaps Fund Trust VI, 1.8694%(2)(3)	2,500	1,854,688

		$12,887,598

Oil, Gas & Consumable Fuels — 2.5%
Kinder Morgan GP, Inc., 8.33%(2)(3)	5,000	$5,548,750

		$5,548,750

Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50%(3)(4)	75,000	$750

		$750

Total Preferred Stocks (identified cost $72,791,283)		$43,650,088

Short-Term Investments — 5.7%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(5)	$12,552	$12,552,388

Total Short-Term Investments (identified cost $12,552,388)		$12,552,388

Total Investments — 147.7% (identified cost $348,572,930)		$325,143,285

Other Assets, Less Liabilities — (47.7)%		$(105,027,205)

Net Assets — 100.0%		$220,116,080

ADR	- American Depository Receipt

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $25,388,675 or 11.5% of the Fund’s net assets.

(4)	Defaulted security.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $18,418.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value

United States	56.8%	$184,580,315
France	6.8	22,058,562
Canada	6.3	20,660,158
Switzerland	6.3	20,595,559
United Kingdom	5.8	18,809,925
Germany	4.2	13,618,379
Norway	3.0	9,647,830
Netherlands	2.7	8,879,668
Mexico	2.5	8,030,491
Brazil	2.0	6,631,700
Spain	2.0	6,515,337
Australia	1.5	4,880,200
Japan	0.1	233,871
Iceland	0.0	1,290

Total	100.0%	$325,143,285

The Fund did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$349,183,754

Gross unrealized appreciation	$31,207,361
Gross unrealized depreciation	(55,247,830)

Net unrealized depreciation	$(24,040,469)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$260,080,285
Level 2	Other Significant Observable Inputs	65,063,000
Level 3	Significant Unobservable Inputs	—

Total		$325,143,285

The Fund held no investments or other financial instruments at October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009